UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22069

UST Global Private Markets Fund, LLC

 (Exact name of registrant as specified in charter)

100 Federal Street

Boston, MA 02110

 (Address of principal executive offices) (Zip code)

James D. Bowden

Merrill Lynch Alternative Investments LLC

100 Federal Street

Boston, MA 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code:     1-866-637-2587

Date of fiscal year end:   March 31

Date of reporting period:    June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UST Global Private Markets Fund, LLC

Schedule of Investments

June 30, 2014 (Unaudited)

Percent Owned (D)	Portfolio Funds (A),(B),(E)	Acquisition Dates (C)	Geographic Region (G)	Commitment	Cost	Fair Value	% of Members’ Equity - Net Assets (F)

Leveraged Buyout
0.81%	Charlesbank Equity Fund VII, L.P.	10/2009 - 04/2014	North America	$10,000,000	$5,000,259	$8,427,482	9.91%
0.11%	Charterhouse Capital Partners IX, L.P. (H)	01/2009 - 06/2014	Europe	6,797,756	3,480,679	5,274,984	6.20%
0.16%	Hellman & Friedman Capital Partners VII, L.P.	08/2011 - 06/2014	North America	10,000,000	5,900,342	6,919,941	8.14%
1.48%	HgCapital 6 A, L.P. (I)	03/2010 - 03/2014	Europe	7,818,966	6,296,463	6,861,998	8.07%
1.35%	SPC Partners IV, L.P.	12/2008 - 01/2014	North America	5,000,000	4,079,780	6,565,320	7.72%
0.23%	TA XI, L.P.	07/2010 - 05/2014	North America	10,000,000	5,196,928	7,099,342	8.35%
0.21%	Thomas H. Lee Equity Fund VI, L.P.	12/2010 - 05/2014	North America	9,356,708	7,034,971	10,397,394	12.23%
				58,973,430	36,989,422	51,546,461	60.62%
Special Situations
0.33%	Carlyle Realty Partners V, L.P.	03/2011 - 06/2014	North America	7,488,963	2,359,541	3,465,351	4.07%
0.81%	Royalty Opportunities S.àr.l.	08/2011 - 03/2014	Europe	5,000,000	3,248,394	3,401,779	4.00%
1.43%	Starwood Global Opportunity Fund VIII, L.P.	10/2009 - 12/2012	North America	7,000,000	3,818,662	6,872,061	8.08%
				19,488,963	9,426,597	13,739,191	16.15%
Venture Capital
0.64%	Battery Ventures VIII Side Fund, L.P.	08/2008 - 11/2011	North America	1,800,000	432,635	1,889,148	2.22%
1.43%	Draper Fisher Jurvetson Fund X, L.P.	07/2010 - 04/2014	North America	5,000,000	3,523,396	5,495,311	6.46%
1.45%	Trinity Ventures X, L.P.	03/2009 - 04/2014	North America	5,000,000	4,582,400	8,862,018	10.42%
				11,800,000	8,538,431	16,246,477	19.10%

	Total Investments in Portfolio Funds			$90,262,393	$54,954,450	81,532,129	95.87%
	Other Assets & Liabilities (Net)					3,512,183	4.13%
	Members' Equity - Net Assets					$85,044,312	100.00%

(A)	Non-income producing securities, restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2014, aggregated $54,954,450. Total fair value of illiquid and restricted securities at June 30, 2014, was $81,532,129 or 95.87% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	Represents the Fund’s capital account balance as a percentage of the Portfolio Funds’ total capital or the Fund’s commitment as a percentage of the Portfolio Funds’ total commitments.
(E)	The estimated cost of the Portfolio Funds at June 30, 2014, for federal income tax purposes aggregated $51,147,408. The net unrealized appreciation for federal income tax purposes was estimated to be $30,384,721. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $30,628,443 and $243,722, respectively.
(F)	All percentages are calculated as fair value divided by the Fund’s Members’ Equity - Net Assets.
(G)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(H)	The commitment to Charterhouse Capital Partners IX, L.P. is €5,000,000. The U.S. Dollar equivalent at June 30, 2014, is $6,797,756.
(I)	The commitment to HgCapital 6 A, L.P. is £5,000,000. The U.S. Dollar equivalent at June 30, 2014, is $7,818,966.

Valuation of Investments

UST Global Private Markets, LLC (the "Fund") computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Merrill Lynch Alternative Investments LLC (the “Investment Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Fund (the “Board”).

The Board has approved the Procedures pursuant to which the Fund values its interests in the portfolio funds (the “Portfolio Funds”) and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Fund.  The value of the Fund’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable.  Generally, the value of each Portfolio Fund is determined to be that value reported to the Fund by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

It is expected that most of the Portfolio Funds in which the Fund invests will meet the criteria set forth under FASB Certification Topic ASC 820 (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate net asset value per share or equivalent, an investor may determine fair value by using the net asset value reported to the investor by the underlying investment. According to the extent ASC 820 is applicable to a Portfolio Fund, the Investment Adviser generally will value the Fund’s investment in the Portfolio Fund on a quarterly basis using the practical expedient as of each quarter end, based on the valuation provided to the Investment Adviser by the Portfolio Fund (or the manager thereof on behalf of the Portfolio Fund) in accordance with the Portfolio Fund’s, or its manager’s, as applicable, own valuation policies.

Although the Investment Adviser generally will value the Fund’s investments in Portfolio Funds using the practical expedient as described above, there may be situations where the Investment Adviser is either unable to utilize the practical expedient, for example because a Portfolio Fund does not report a quarter end value on a timely basis, or where the Investment Adviser determines that use of the practical expedient is not appropriate as it will not result in a price that represents the current value of the Portfolio Fund. In such circumstances, the Investment Adviser will initiate a process to fair value the Fund’s interest in such Portfolio Fund independently of the valuation provided by the Portfolio Fund, subject to review by the Board.

In making and reviewing a valuation, the Investment Adviser and the Board, respectively, take into consideration all reasonably available information and other factors deemed pertinent.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the Fund’s investments in the Portfolio Funds have been classified within Level 3, and the Fund generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market.” These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations.

The following table presents the investments carried on the Statement of Assets, Liabilities, and Members’ Equity - Net Assets by level within the valuation hierarchy as of June 30, 2014.

	Level 1	Level 2	Level 3	Total
Assets:
Leveraged Buyout	$-	$-	$51,546,461	$51,546,461
Special Situations	-	-	13,739,191	13,739,191
Venture Capital	-	-	16,246,477	16,246,477
Totals	$-	$-	$81,532,129	$81,532,129

Valuation Process for Level 3 Fair Value Measurements

The Fund generally uses the valuation reported by a Portfolio Fund as its valuation of such Portfolio Fund; however, adjustments to the reported valuation may be made in certain circumstances where such use is not applicable or inappropriate. In making a valuation determination, the Investment Adviser considers various factors, including, but not limited to, the Portfolio Fund’s valuation policies and practices, the Portfolio Fund’s investment portfolio or other assets and liabilities, the pricing of new rounds of financing by the underlying investments in the Portfolio Fund, any relevant operational or non-investment issues that may affect the Portfolio Fund, and the valuation of the same investments held by other Portfolio Funds. The valuation process for investments categorized in Level 3 of the fair value hierarchy is completed on a quarterly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight and review. The Investment Adviser has responsibility for the valuation process and the fair value of investments reported in the financial statements. The Investment Adviser performs initial and ongoing investment monitoring and valuation assessments. The Investment Adviser’s due diligence process includes evaluating the operations and valuation procedures of the managers of the Portfolio Funds and the transparency of those processes through background and reference checks, attendance at investor meetings and periodic site visits. In determining the fair value of investments, the Investment Adviser reviews periodic investor reports and interim and annual audited financial statements received from the Portfolio Funds, reviews material quarter over quarter changes in valuation and assesses the impact of macro market factors on the performance of the Portfolio Funds. The Board reviews investment transactions and monitors performance of the managers of the Portfolio Funds. The fair value recommendations of the Investment Adviser are reviewed and ratified by the Board on a quarterly basis.

Significant Unobservable Inputs

As of June 30, 2014, the Fund had investments in Portfolio Funds valued at $81,532,129. The fair value of all investments in the Fund’s Schedule of Investments has been valued at the unadjusted net asset value reported by the managers of the Portfolio Funds.

The following table includes a rollforward of the amounts as of June 30, 2014 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

	Leveraged Buyout	Special Situations	Venture Capital	Total
Balance as of April 1, 2014	$47,683,940	$14,267,475	$16,174,430	$78,125,845
Net change in unrealized appreciation on investments	2,566,354	(26,770)	82,082	2,621,666
Net realized gain on investments	1,198,100	426,756	148,221	1,773,077
Contributions	2,947,229	33,599	175,000	3,155,828
Distributions	(2,849,162)	(961,869)	(333,256)	(4,144,287)
Balance as of June 30, 2014	$51,546,461	$13,739,191	$16,246,477	$81,532,129

The net change in unrealized appreciation relating to Level 3 investments still held as of the reporting date is $2,621,666.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the year ended June 30, 2014.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations under Net Realized and Change in Unrealized Gain on Investments.

Investments in the Portfolio Funds are closed investment vehicles, which provide no liquidity of redemption option and are not readily marketable. Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Fund’s Portfolio Funds as of June 30, 2014 is three to six years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UST Global Private Markets Fund, LLC

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date	August 29, 2014

By (Signature and Title)	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date	August 29, 2014